UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21765

Macquarie Global Infrastructure Total Return Fund Inc.
(Exact name of registrant as specified in charter)

125 West 55th Street, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Gregory Dulski ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1 – Portfolio of Investments.

Portfolio of Investments

Macquarie Global Infrastructure Total Return Fund

August 31, 2007 (Unaudited)

(Expressed in US Dollars)

DESCRIPTION	SHARES	VALUE $
COMMON STOCKS - 86.92%
Australia - 27.87%
Australian Infrastructure Fund	3,038,065	$8,454,127
Babcock & Brown Infrastructure Group	22,882,166	32,024,770
Challenger Infrastructure Fund	4,141,103	13,116,554
Envestra Ltd.	15,056,370	13,678,423
Hastings Diversified Utilities Fund	1,059,005	3,206,952
SP AusNet	25,143,231	27,369,414
Spark Infrastructure Group	20,791,365	31,651,093
Transurban Group *	4,555,000	26,692,803
		156,194,136
Austria - 0.37%
Flughafen Wien AG	20,636	2,066,186

Brazil - 3.89%
AES Tiete SA	200,100,000	7,292,126
AES Tiete SA - Preferred	184,000,000	6,002,038
Cia de Concessoes Rodoviarias	489,710	8,481,318
		21,775,482
France - 4.60%
Aeroports de Paris	65,907	7,540,771
Electricite de France	180,689	18,244,154
		25,784,925
Hong Kong - 9.52%
Cheung Kong Infrastructure Holdings, Ltd.	5,831,807	21,576,710
China Light & Power Holdings, Ltd.	1,500,000	10,339,654
Hongkong Electric Holdings, Ltd.	1,106,500	5,548,357
Zhejiang Expressway Co., Ltd.	11,951,000	15,908,816
		53,373,537
Italy - 6.58%
Enel SpA	1,009,000	10,418,783
Snam Rete Gas SpA	2,011,954	11,847,034
Terna SpA	4,125,000	14,582,028
		36,847,845
Japan - 1.14%
East Japan Railway Co.	800	6,377,062

Malaysia - 1.18%
Plus Expressways Berhad	7,269,000	6,601,576

New Zealand - 3.77%
Auckland International Airport, Ltd.	9,929,262	21,129,202

Spain - 13.07%
Cintra Concesiones de Infraestructuras de Transporte SA	2,019,653	31,749,667
Enagas SA	835,000	18,995,886
Red Electrica de Espana SA	500,000	22,490,737
		73,236,290
Switzerland - 1.69%
Flughafen Zuerich AG	25,588	9,461,358

Thailand - 3.35%
Airports of Thailand PLC	11,124,301	18,805,289

See Notes to Quarterly Portfolio of Investments.

DESCRIPTION	SHARES	VALUE $
United Kingdom - 9.89%
Kelda Group PLC	676,923	$11,901,464
Pennon Group PLC	838,396	10,167,857
Severn Trent PLC	614,950	16,924,547
United Utilities PLC	1,176,974	16,421,679
		55,415,547

TOTAL COMMON STOCKS (IDENTIFIED COST $425,750,388)		487,068,435

CANADIAN INCOME TRUSTS - 5.53%
Enbridge Income Fund	478,800	4,756,261
Northland Power Income Fund *	918,100	10,789,414
Pembina Pipeline Income Fund	979,800	15,439,273

TOTAL CANADIAN INCOME TRUSTS (IDENTIFIED COST $31,785,579)		30,984,948

MASTER LIMITED PARTNERSHIPS - 24.98%
Amerigas Partners LP	344,789	12,088,302
Duncan Energy Partners LP	91,520	2,194,650
Enbridge Energy Partners LP - Class A **	540,200	27,544,798
Energy Transfer Partners LP	326,300	16,980,652
Enterprise Products Partners LP	798,089	23,551,606
Kinder Morgan Energy Partners LP	515,000	25,899,350
Magellan Midstream Partners LP *	625,788	26,908,884
NuStar Energy LP	77,206	4,804,529

TOTAL MASTER LIMITED PARTNERSHIPS (IDENTIFIED COST $134,768,754)		139,972,771

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE $
GOVERNMENT BONDS - 1.43%
U.S. Treasury Note *	4.625%	02/29/2008	$4,000,000	4,007,504
U.S. Treasury Note *	4.875%	05/31/2008	4,000,000	4,011,876

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $7,982,584)				8,019,380

DESCRIPTION	INTEREST RATE	SHARES	VALUE $
SHORT TERM INVESTMENTS - 7.81%
Mutual Fund - 0.21%
Bank of New York Cash Reserve Money Market Fund	2.400%	1,145,875	1,145,875

DESCRIPTION	INTEREST RATE	MATURITY DATE	VALUE $
Repurchase Agreements - 7.60%
Agreement with Deutsche Bank, dated 8/31/2007 with a repurchase amount of $42,624,377, 102% collateralized by Federal Home Loan Mortgage Corporation, 5.00% due 11/13/14 with a value of $43,452,000.	5.150%	09/04/2007	42,600,000

See Notes to Quarterly Portfolio of Investments.

VALUE $

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $43,745,875)	$43,745,875

TOTAL INVESTMENTS - 126.67% (IDENTIFIED COST $644,033,180)	709,791,409

OTHER ASSETS LESS TOTAL LIABILITIES - 0.10%	534,136

LEVERAGE FACILITY (1) - (26.77%)	(150,000,000)

TOTAL NET ASSETS - 100.00%	$560,325,545

See Notes to Quarterly Portfolio of Investments.

SWAP AGREEMENTS:

Interest Rate Swap Counterparty	Notional Amount	Fixed Rate Paid by the Fund	Floating Rate Received by the Fund (2)	Floating Rate Index	Termination Date	Unrealized Appreciation/ Depreciation	% of Net Assets
Citibank, N.A.	60,000,000 USD	4.426%	US 1MT LIBOR	USD LIBOR BBA 1MT	November 17, 2008	$377,106	0.07%
National Australia Bank	40,000,000 USD	4.865%	US 1MT LIBOR	USD LIBOR BBA 1MT	December 9, 2010	(107,696)	(0.02)%
Citibank, N.A.	30,000,000 USD 34,572,000 CAD	4.150%	US 1MT LIBOR	USD LIBOR BBA 1MT	January 6, 2009	(2,458,812)	(0.44)%
Citibank, N.A.	20,000,000 USD 23,242,000 CAD	4.150%	US 1MT LIBOR	USD LIBOR BBA 1MT	January 6, 2009	(1,821,347)	(0.33)%

Total Return Swap Counterparty	Shares	Notional Amount	Floating Rate Paid by the Fund (3)	Floating Rate Index	Termination Date	Unrealized Appreciation / Depreciation	% of Net Assets
Bank of Nova Scotia		29,447,131 CAD	CAD 1 MT CDOR	CAD BA CDOR	July 26, 2016	$(1,694,707)	(0.30)%
Swap Tranches:
Consumers Waterheater	656,500	9,752,780 CAD				164,299	0.03%
Inter Pipeline	1,935,725	19,694,351 CAD				(1,859,006)	(0.33)%

PORTFOLIO DIVERSIFICATION BY INDUSTRY SECTOR: (4)

Pipelines	25.0%
Toll Roads/Transportation	13.5%
Diversified	11.0%
Electricity & Gas Distribution	10.2%
Airports	8.3%
Water	7.8%
Electric Utility	6.3%
Electricity Transmission	5.2%
Electricity Generation	3.4%
Other	1.7%
Cash & Government Bonds	7.6%
100.0%

*                 Security, or portion of security, is segregated as collateral for Total Return Swaps.

**          Security, or portion of security, is segregated as collateral for Interest Rate Swaps.

(1) Leverage facility expressed as a percentage of net assets. However, leverage limitations are calculated based on Total Assets as defined in the Fund’s Prospectus. (See Note 7 under Notes to Quarterly Portfolio of Investments)

(2) London-Interbank Offered Rate - British Bankers Association Fixing for US Dollar. The fixing is conducted each day at 11:00 a.m. (London time). The rate is an average derived from the quotations provided by the banks determined by the British Bankers Association.

(3) Average rates from nine Canadian Bank/contributors.

(4) Percentages are based upon Total Assets as defined in the Fund’s Prospectus. Please note that percentages shown on the Portfolio of Investments are based on net assets. Total Return Swap positions have been included on a “mark to market” basis and included on this basis under the appropriate sector classifications.

See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

August 31, 2007 (Unaudited)

1. Portfolio Valuation: The net asset value (“NAV”) of the common shares will be computed based upon the value of the securities and other assets and liabilities held by the Macquarie Global Infrastructure Total Return Fund (“Fund”). The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading. U.S. debt securities and non-U.S. securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities (subject to the fair value policies described below).

Readily marketable portfolio securities listed on any U.S. exchange other than the NASDAQ National Market are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined, or if no sale price, at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ National Market are valued at the NASDAQ official closing price as determined by NASDAQ. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. U.S. equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the closing bid prices.

Non-U.S. exchange-listed securities will generally be valued using information provided by an independent third party pricing service. The official non-U.S. security price is determined using the last sale price at the official close of the security’s respective non-U.S. market. Non-U.S. securities, currencies and other assets denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

Forward currency exchange contracts which are traded in the U.S. on regulated exchanges are valued by calculating the mean between the last bid and asked quotation supplied to a pricing service by certain independent dealers in such contracts. Non-U.S. traded forward currency contracts are valued using the same method as the U.S. traded contracts. Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. These contracts may involve market risk in excess of the unrealized gain or loss. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of the currencies change unfavourably to the U.S. dollar.

In the event that the pricing service cannot or does not provide a valuation for a particular security, or such valuation is deemed unreliable, especially with unlisted securities or instruments, fair value is determined by the Board or a committee of the Board or a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following:

•             the projected cash flows for the issuer;

•             the fundamental business data relating to the issuer;

•             an evaluation of the forces that influence the market in which these securities are purchased and sold;

•             the type, size and cost of holding;

•             the financial statements of the issuer;

•             the credit quality and cash flow of issuer, based on the Adviser’s or external analysis;

•             the information as to any transactions in or offers for the holding;

•             the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;

•             the business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s or borrower’s management;

•             the prospects for the issuer’s or borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry.

2. Foreign Currency Translation: The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Standard Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currency translation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year. The Fund may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

3. Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

4. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

5. Interest Rate Swap Contracts: The Fund has entered into interest rate swap agreements to hedge its interest rate exposure on its leverage facility described in Note 7. In these interest rate swap agreements, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the leverage facility. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of the swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as the unrealized gains or losses. A realized gain or loss is recorded upon the payment or receipt of periodic payments or termination of interest rate swap agreements.

6. Total Return Swap Contracts: The Manager believes total return swaps provide an attractive combination of both pricing and flexibility to obtain exposure to certain securities.

The Fund has entered into a total return swap agreement with the Bank of Nova Scotia. The swap agreement is for a period of ten years, but may be terminated earlier by the Fund. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

7. Leverage: The Fund possesses a commercial paper conduit (the “CP Conduit”) with TSL (USA) Inc. (“TSL”) as conduit lender, and National Australia Bank Limited (“NAB”), New York Branch as secondary lender.

The Fund drew down $150 million on September 29, 2006, and the Fund may draw down an additional $50 million up to a total of $200 million. The Fund has pledged a portion of the securities held in its portfolio as security to collateralize the CP Conduit.

The Fund will pay interest at a rate of 40 bps per annum above the cost of funds TSL is able to obtain in the commercial paper market. As of August 31, 2007 the cost of funds was 6.52% and the interest rate payable by the Fund was 6.92%.

The Fund will also incur a commitment fee of 10 bps for the amount of commitment available in excess of the outstanding loan. As of August 31, 2007, the Fund had commitments available of $50 million.

8. Income Tax: Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$82,363,903
Gross depreciation (excess of tax cost over value)	(16,024,331)
Net unrealized appreciation	$66,339,572
Total cost for federal income tax purposes	$643,451,837

Item 2 - Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Macquarie Global Infrastructure Total Return Fund, Inc.

By:	/s/ Jon Fitch
Jon Fitch
Chief Executive Officer/Principal Executive Officer

Date:	October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jon Fitch
Jon Fitch
Chief Executive Officer/Principal Executive Officer

Date:	October 29, 2007

By:	/s/ Richard Butt
Richard Butt
Treasurer, Chief Financial Officer/ Principal Financial Officer

Date:	October 29, 2007

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